STOCKHOLDERS' EQUITY (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Jun. 30, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jun. 30, 2013 Option Plan [Member] Subsequent Event [Member] Chief Executive Officer [Member]
Stockholders Equity [Line Items]
Balance as of December 31, 2012, Number of Shares	52,222
Stock options granted, Number of Shares	522,092			52,222
Stock options forfeited/cancelled ,Number of Shares	(291,511)
Balance as of June 30, 2013, Number of shares	282,803		52,222
Exercisable as of June 30, 2013, Number of Shares	50,041
Vested and expected to be vested as of June 30, 2013, Number of Shares	282,803					8,701
Balance as of December 31, 2012, Weighted average exercise price	$ 9
Stock options granted, Weighted-average exercise price	$ 5.4				$ 6.638	$ 5.29
Stock options forfeited/cancelled, Weighted-average exercise price	$ 5.4
Balance as of June 30, 2013, Weighted-average exercise price	$ 6.12		$ 9
Exercisable as of June 30, 2013, Weighted-average exercise price	$ 7.7
Vested and expected to be vested as of June 30, 2013, Weighted-average exercise price	$ 6.12
Balance, Weighted-Average Remaining Contractual Term	9 years 3 months 18 days		9 years 1 month 6 days
Exercisable as of June 30, 2013, Weighted-Average Remaining Contractual Term	7 years 6 months
Vested and expected to be vested as of June 30, 2013, Weighted-Average Remaining Contractual Term	9 years 3 months 18 days
Balance as of December 31, 2012, Aggregate Intrinsic Value	$ 0	[1]
Balance as of June 30, 2013, Aggregate Intrinsic Value	288	[1]	0 [1]
Exercisable at June 30, 2013, Aggregate Intrinsic Value	23	[1]
Vested and expected to be vested as of June 30, 2013, Aggregate Intrinsic Value	$ 288	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the stock options and the closing price of the shares of the Company’s Common Stock of $6.615 as of June 30, 2013.